Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Basic Materials (4.5%)
Dow Inc.	4,031	239
Air Products & Chemicals Inc.	912	233
Southern Copper Corp.	2,191	156
Balchem Corp.	1,124	134
Timken Co.	1,365	107
Ecolab Inc.	492	103
Linde plc	359	88
* RBC Bearings Inc.	380	76
UFP Industries Inc.	1,213	74
Reliance Steel & Aluminum Co.	538	71
* AdvanSix Inc.	2,224	62
Valvoline Inc.	2,455	61
* Kraton Corp.	1,508	56
Scotts Miracle -Gro Co.	248	53
Rexnord Corp.	1,166	52
PQ Group Holdings Inc.	3,060	47
FutureFuel Corp.	3,092	45
Haynes International Inc.	1,534	43
Tredegar Corp.	2,747	42
* Novagold Resources Inc.	4,927	41
* Energy Fuels Inc.	7,602	39
Stepan Co.	320	39
Huntsman Corp.	1,336	36
Glatfelter Corp.	2,155	35
Orion Engineered Carbons SA	1,782	31
* Koppers Holdings Inc.	903	30
Mueller Industries Inc.	668	27
Minerals Technologies Inc.	379	27
* Clearwater Paper Corp.	706	25
Ashland Global Holdings Inc.	293	25
* NN Inc.	3,112	19
Avery Dennison Corp.	80	14
* Rayonier Advanced Materials Inc.	1,155	11
Materion Corp.	141	10
Verso Corp.	765	10
* Fortitude Gold Corp.	2,366	9
		2,170
Consumer Discretionary (7.7%)
Ross Stores Inc.	1,121	131
* Liberty Media Corp -Liberty SiriusXM Class C	2,832	125
Amerco	216	124
Dolby Laboratories Inc. Class A	993	97
Churchill Downs Inc.	399	92
Haverty Furniture Cos. Inc.	2,537	92

* O'Reilly Automotive Inc.	194	87
* Vera Bradley Inc.	8,279	79
Johnson Outdoors Inc. Class A	626	76
ViacomCBS Inc. Class A	1,171	75
* Golden Entertainment Inc.	3,114	74
Pool Corp.	216	72
Fox Corp. Class B	2,133	68
* Lands' End Inc.	2,055	68
Choice Hotels International Inc.	620	65
Travel & Leisure Co.	1,046	63
* Mesa Air Group Inc.	5,055	62
News Corp. Class A	2,520	59
* PlayAGS Inc.	6,893	56
Rollins Inc.	1,677	56
Kimball International Inc. Class B	4,275	55
* Liberty Media Corp -Liberty Formula One Class C	1,249	55
Carriage Services Inc. Class A	1,639	54
Franchise Group Inc.	1,488	52
Movado Group Inc.	2,260	52
* Universal Electronics Inc.	871	51
Entercom Communications Corp. Class A	11,308	51
Genuine Parts Co.	475	50
EW Scripps Co. Class A	2,653	50
* Houghton Mifflin Harcourt Co.	7,843	48
* Chuy's Holdings Inc.	1,165	48
Acushnet Holdings Corp.	1,119	47
* frontdoor Inc.	868	45
* Lindblad Expeditions Holdings Inc.	2,181	45
Gentex Corp.	1,247	44
Bally's Corp.	724	43
Winmark Corp.	243	43
* Monarch Casino & Resort Inc.	594	40
Penske Automotive Group Inc.	589	40
Systemax Inc.	1,104	40
* Liberty TripAdvisor Holdings Inc. Class A	6,913	39
* Green Brick Partners Inc.	1,957	39
* Noodles & Co.	4,086	39
TEGNA Inc.	1,994	36
Service Corp. International	756	36
* MarineMax Inc.	772	34
* Autoliv Inc.	380	34
Ethan Allen Interiors Inc.	1,315	34
* Carrols Restaurant Group Inc.	5,446	34
* Stoneridge Inc.	1,087	33
* Century Casinos Inc.	4,104	33
Qurate Retail Group Inc. QVC Group Class A	2,552	32
* Liberty Media Corp -Liberty Braves	1,048	30
* Marcus Corp.	1,477	29
Cato Corp. Class A	2,330	29
* Boston Omaha Corp. Class A	670	28
* Motorcar Parts of America Inc.	1,303	28
Leggett & Platt Inc.	632	27
* Tilly's Inc. Class A	2,649	27
National Presto Industries Inc.	262	27
* Accel Entertainment Inc. Class A	2,417	27
* Duluth Holdings Inc.	1,872	26
Wyndham Hotels & Resorts Inc.	396	26

* American Public Education Inc.	856	25
PROG Holdings Inc.	483	24
Inter Parfums Inc.	309	23
Scholastic Corp.	784	23
* Marriott Vacations Worldwide Corp.	133	23
National CineMedia Inc.	4,591	22
* Container Store Group Inc.	1,413	22
* Floor & Decor Holdings Inc. Class A	212	20
* El Pollo Loco Holdings Inc.	1,026	19
* Clean Energy Fuels Corp.	1,435	19
* Lovesac Co.	321	18
Del Taco Restaurants Inc.	1,807	18
* Quotient Technology Inc.	1,296	17
Standard Motor Products Inc.	345	14
Viad Corp.	322	13
HNI Corp.	364	13
* VOXX International Corp.	586	12
* Bright Horizons Family Solutions Inc.	72	11
* National Vision Holdings Inc.	218	10
* LiveXLive Media Inc.	2,353	9
* Fox Factory Holding Corp.	72	9
* Casper Sleep Inc.	1,078	9
Chico's FAS Inc.	3,359	9
Lennar Corp. Class B	136	9
		3,692
Consumer Staples (3.9%)
Brown-Forman Corp. Class A	3,897	259
Sysco Corp.	2,648	211
Flowers Foods Inc.	7,757	169
* Darling Ingredients Inc.	2,497	157
Kimberly-Clark Corp.	1,198	154
Colgate-Palmolive Co.	1,675	126
Lancaster Colony Corp.	674	118
Philip Morris International Inc.	1,079	91
* Pilgrim's Pride Corp.	3,500	78
Weis Markets Inc.	1,353	72
Keurig Dr Pepper Inc.	2,241	68
Seaboard Corp.	20	66
Brown-Forman Corp. Class B	610	44
Walgreens Boots Alliance Inc.	908	44
* Performance Food Group Co.	554	30
Andersons Inc.	1,053	28
Constellation Brands Inc. Class A	117	25
Ingredion Inc.	234	21
Core-Mark Holding Co. Inc.	621	20
Turning Point Brands Inc.	339	17
SpartanNash Co.	905	16
Universal Corp.	301	15
ACCO Brands Corp.	1,784	14
WD-40 Co.	37	12
* Helen of Troy Ltd.	44	10
		1,865
Energy (1.6%)
Kinder Morgan Inc.	11,366	167
Liberty Oilfield Services Inc. Class A	6,305	74
* Oil States International Inc.	7,482	55

* CONSOL Energy Inc.	5,014	54
* Matrix Service Co.	3,673	50
* REX American Resources Corp.	494	47
Berry Corp.	7,837	39
Archrock Inc.	3,688	38
SunCoke Energy Inc.	5,788	37
* Newpark Resources Inc.	10,520	36
* KLX Energy Services Holdings Inc.	2,357	35
* Bonanza Creek Energy Inc.	1,026	33
* Talos Energy Inc.	2,943	31
* Comstock Resources Inc.	5,067	29
* Bristow Group Inc.	839	22
Phillips 66	218	18
* Frank's International NV	3,705	17
* Tidewater Inc.	897	11
		793
Financials (21.5%)
Marsh & McLennan Cos. Inc.	3,221	371
Moody's Corp.	1,198	329
Truist Financial Corp.	5,553	316
T. Rowe Price Group Inc.	1,736	281
Intercontinental Exchange Inc.	2,236	247
Aon plc Class A	1,055	240
Allstate Corp.	2,208	235
Travelers Cos. Inc.	1,510	220
Chubb Ltd.	1,315	214
Progressive Corp.	2,377	204
MSCI Inc. Class A	390	162
Bank of New York Mellon Corp.	3,829	161
PNC Financial Services Group Inc.	878	148
US Bancorp	2,815	141
BlackRock Inc.	200	139
First Citizens BancShares Inc. Class A	183	135
Erie Indemnity Co. Class A	552	134
MetLife Inc.	2,199	127
East West Bancorp Inc.	1,683	121
RLI Corp.	1,118	117
Glacier Bancorp Inc.	2,000	108
Stifel Financial Corp.	1,740	106
Brown & Brown Inc.	2,196	101
American International Group Inc.	2,271	100
Pinnacle Financial Partners Inc.	1,210	98
Commerce Bancshares Inc.	1,321	98
S&P Global Inc.	288	95
Morningstar Inc.	408	91
First Financial Bankshares Inc.	2,035	91
B Riley Financial Inc.	1,372	90
CME Group Inc.	447	89
Premier Financial Corp.	2,909	89
Kemper Corp.	1,148	87
Popular Inc.	1,293	86
Trustmark Corp.	2,835	85
Hanmi Financial Corp.	4,817	82
Live Oak Bancshares Inc.	1,440	79
United Bankshares Inc.	2,130	79
Valley National Bancorp	6,277	77
ConnectOne Bancorp Inc.	3,221	75

Berkshire Hills Bancorp Inc.	3,576	72
White Mountains Insurance Group Ltd.	60	72
* Enstar Group Ltd.	331	70
Community Bank System Inc.	988	70
First Bancorp	1,723	69
Primerica Inc.	487	69
TFS Financial Corp.	3,409	67
Selective Insurance Group Inc.	965	65
Globe Life Inc.	657	61
* Customers Bancorp Inc.	2,262	61
Univest Financial Corp.	2,399	60
* Triumph Bancorp Inc.	775	59
Synovus Financial Corp.	1,403	59
* Cannae Holdings Inc.	1,576	59
Old Republic International Corp.	2,995	58
First Financial Bancorp	2,571	58
SLM Corp.	3,649	58
Alleghany Corp.	89	58
Lazard Ltd. Class A	1,487	58
Provident Financial Services Inc.	2,817	57
First Commonwealth Financial Corp.	4,245	57
Hanover Insurance Group Inc.	484	56
Washington Trust Bancorp Inc.	1,157	55
* Arch Capital Group Ltd.	1,525	55
BOK Financial Corp.	630	54
Western Alliance Bancorp	588	54
Hope Bancorp Inc.	4,062	53
* Markel Corp.	49	53
Interactive Brokers Group Inc.	727	53
First Foundation Inc.	2,242	51
National Western Life Group Inc. Class A	237	49
Lakeland Financial Corp.	709	49
Northfield Bancorp Inc.	3,542	48
* AssetMark Financial Holdings Inc.	2,027	48
* StoneX Group Inc.	818	47
South State Corp.	591	47
Janus Henderson Group plc	1,572	46
1st Source Corp.	1,031	46
Central Pacific Financial Corp.	2,007	45
BancFirst Corp.	707	45
Prosperity Bancshares Inc.	611	45
SEI Investments Co.	787	44
* Columbia Financial Inc.	2,673	44
United Fire Group Inc.	1,448	43
First American Financial Corp.	800	42
Cullen/Frost Bankers Inc.	400	42
Park National Corp.	335	42
Heritage Commerce Corp.	4,364	41
Stock Yards Bancorp Inc.	839	41
Jefferies Financial Group Inc.	1,417	41
TriCo Bancshares	942	41
HomeStreet Inc.	941	40
Equitable Holdings Inc.	1,345	40
* TriState Capital Holdings Inc.	1,724	40
* Bancorp Inc.	1,916	39
HCI Group Inc.	662	38
FB Financial Corp.	893	38

Allegiance Bancshares Inc.	998	38
Nelnet Inc. Class A	517	38
Federal Agricultural Mortgage Corp. Class C	435	37
First Bancshares Inc.	1,136	36
Towne Bank	1,236	36
First Merchants Corp.	842	35
LPL Financial Holdings Inc.	266	35
NBT Bancorp Inc.	960	35
ServisFirst Bancshares Inc.	692	34
ProAssurance Corp.	1,370	34
Cohen & Steers Inc.	522	34
Atlantic Union Bankshares Corp.	907	33
Banner Corp.	635	33
Preferred Bank	549	32
MGIC Investment Corp.	2,578	31
* International Money Express Inc.	2,084	31
Southside Bancshares Inc.	881	30
Dime Community Bancshares Inc.	1,034	30
Northwest Bancshares Inc.	2,135	30
Curo Group Holdings Corp.	2,073	30
Unum Group	1,098	29
PJT Partners Inc.	413	29
* Brighthouse Financial Inc.	717	29
City Holding Co.	380	29
Bank of NT Butterfield & Son Ltd.	782	29
James River Group Holdings Ltd.	617	28
Brightsphere Investment Group Inc.	1,540	28
Meridian Bancorp Inc.	1,662	28
American Financial Group Inc.	259	28
American National Group Inc.	302	27
TrustCo Bank Corp. NY	3,906	27
First Busey Corp.	1,160	27
Universal Insurance Holdings Inc.	1,751	26
Heritage Financial Corp.	961	25
* Silvergate Capital Corp. Class A	194	25
* Focus Financial Partners Inc. Class A	501	24
Tompkins Financial Corp.	302	23
Banc of California Inc.	1,252	23
National Bank Holdings Corp. Class A	599	23
Sandy Spring Bancorp Inc.	601	23
Hamilton Lane Inc. Class A	229	20
* Enova International Inc.	653	20
Kearny Financial Corp.	1,602	18
Independent Bank Corp.	205	18
Greenhill & Co. Inc.	1,149	17
Enterprise Financial Services Corp.	400	17
Radian Group Inc.	782	16
Heartland Financial USA Inc.	337	16
Santander Consumer USA Holdings Inc.	593	15
International Bancshares Corp.	335	15
Kinsale Capital Group Inc.	82	14
Renasant Corp.	346	14
Bryn Mawr Bank Corp.	358	14
Assured Guaranty Ltd.	281	12
OFG Bancorp	595	11
FNB Corp.	965	11
WisdomTree Investments Inc.	2,146	11

Essent Group Ltd.	242	10
WesBanco Inc.	308	10
Westamerica BanCorp	163	10
AMERISAFE Inc.	166	10
Axis Capital Holdings Ltd.	192	10
Horace Mann Educators Corp.	251	10
CNA Financial Corp.	224	10
		10,351
Health Care (15.4%)
Stryker Corp.	1,303	316
* HCA Healthcare Inc.	1,686	290
* IDEXX Laboratories Inc.	546	284
Agilent Technologies Inc.	2,267	277
* Edwards Lifesciences Corp.	3,095	257
Zoetis Inc.	1,651	256
Baxter International Inc.	3,098	241
* IQVIA Holdings Inc.	852	164
* Centene Corp.	2,088	122
* Avid Bioservices Inc.	5,090	105
* Prothena Corp. plc	4,352	97
* Ultragenyx Pharmaceutical Inc.	643	91
Bio-Techne Corp.	249	90
* Neogen Corp.	1,062	87
* Rocket Pharmaceuticals Inc.	1,560	87
* Catalent Inc.	754	86
* Frequency Therapeutics Inc.	1,652	81
* AngioDynamics Inc.	3,778	79
* Vertex Pharmaceuticals Inc.	367	78
* NGM Biopharmaceuticals Inc.	2,863	77
* Syneos Health Inc.	961	74
* UNITY Biotechnology Inc.	10,673	73
* FibroGen Inc.	1,450	73
National HealthCare Corp.	998	69
Bruker Corp.	1,109	68
* Nektar Therapeutics Class A	2,940	67
* Novocure Ltd.	447	67
* Charles River Laboratories International Inc.	225	64
* Integra LifeSciences Holdings Corp.	926	63
* SI-BONE Inc.	1,977	62
* Boston Scientific Corp.	1,594	62
* Oyster Point Pharma Inc.	3,115	62
* Globus Medical Inc.	972	61
* Quanterix Corp.	756	57
* Stoke Therapeutics Inc.	903	54
* Option Care Health Inc.	2,817	54
PerkinElmer Inc.	427	54
* TransMedics Group Inc.	1,472	53
* MEI Pharma Inc.	13,411	50
* AdaptHealth Corp. Class A	1,613	50
* Morphic Holding Inc.	1,363	49
* iCAD Inc.	2,654	49
* ModivCare Inc.	377	48
* Alphatec Holdings Inc.	2,969	48
* Odonate Therapeutics Inc.	2,223	47
* Geron Corp.	25,668	46
LeMaitre Vascular Inc.	890	46
* Crinetics Pharmaceuticals Inc.	2,962	45

* BioLife Solutions Inc.	1,145	45
* CorVel Corp.	441	45
* Blueprint Medicines Corp.	455	45
* Denali Therapeutics Inc.	614	44
* Alnylam Pharmaceuticals Inc.	293	43
* Bridgebio Pharma Inc.	610	43
* Rubius Therapeutics Inc.	4,090	42
* Affimed NV	7,436	42
* Phathom Pharmaceuticals Inc.	940	41
* RadNet Inc.	2,225	41
* SpringWorks Therapeutics Inc.	456	39
* ICU Medical Inc.	189	39
* MannKind Corp.	6,828	39
* Heska Corp.	205	39
* Arcutis Biotherapeutics Inc.	1,113	38
* 89bio Inc.	1,539	38
* Beyondspring Inc.	2,862	37
Chemed Corp.	81	36
Hill-Rom Holdings Inc.	337	36
* PPD Inc.	1,001	35
* Akero Therapeutics Inc.	1,154	35
* Surgery Partners Inc.	885	35
* Natera Inc.	293	34
* Fortress Biotech Inc	9,009	34
* Hanger Inc.	1,496	33
* Albireo Pharma Inc.	939	33
* Rhythm Pharmaceuticals Inc.	1,245	32
* Sientra Inc.	4,061	32
* Paratek Pharmaceuticals Inc.	4,208	31
* Joint Corp.	790	31
* OrthoPediatrics Corp.	576	31
* Replimune Group Inc.	898	31
* Harpoon Therapeutics Inc.	1,612	31
* RAPT Therapeutics Inc.	1,690	31
* Antares Pharma Inc.	7,184	31
* Omnicell Inc.	239	30
* ANI Pharmaceuticals Inc.	1,025	30
* Ocular Therapeutix Inc.	1,598	29
* Viemed Healthcare Inc.	3,102	29
* Triple-S Management Corp. Class B	1,147	29
* Inovalon Holdings Inc. Class A	1,159	28
* NeoGenomics Inc.	556	28
* Chinook Therapeutics Inc.	1,701	28
* Durect Corp.	12,557	28
* Atreca Inc. Class A	1,590	28
* HealthStream Inc.	1,165	27
* Molecular Templates Inc.	2,467	27
* CytomX Therapeutics Inc.	3,258	26
* Pennant Group Inc.	484	26
* Sutro Biopharma Inc.	1,139	25
* Liquidia Corp.	9,008	25
* Arcus Biosciences Inc.	713	25
* Precision BioSciences Inc.	2,082	25
* Agenus Inc.	6,065	24
* Mustang Bio Inc.	6,858	24
* Neoleukin Therapeutics Inc.	1,964	24
* Chiasma Inc.	5,947	23

*	Cerus Corp.	3,729	23
*	Passage Bio Inc.	1,188	21
*	BioDelivery Sciences International Inc.	5,025	21
*	Rigel Pharmaceuticals Inc.	4,937	21
*	Cutera Inc.	579	20
*	NextGen Healthcare Inc.	1,079	20
	Phibro Animal Health Corp. Class A	906	20
	Atrion Corp.	31	19
*	Adamas Pharmaceuticals Inc.	4,070	19
*	Cortexyme Inc.	553	19
*	Aspira Women's Health Inc.	2,715	19
*	Rockwell Medical Inc.	13,886	19
*	Acadia Healthcare Co. Inc.	339	19
*	Applied Therapeutics Inc.	832	18
*	Repro-Med Systems Inc.	4,656	18
*	Y-mAbs Therapeutics Inc.	509	18
*	Surmodics Inc.	328	17
*	Accelerate Diagnostics Inc.	1,703	17
*	Syros Pharmaceuticals Inc.	2,016	17
*	IGM Biosciences Inc.	190	17
*	NeuBase Therapeutics Inc.	1,748	17
*	Accuray Inc.	3,281	16
	Invacare Corp.	1,794	16
*	IntriCon Corp.	698	16
*	Evolus Inc.	1,317	16
*	Recro Pharma Inc.	4,617	16
*	Eiger BioPharmaceuticals Inc.	1,503	15
*,1 PDL BioPharma Inc.		6,046	15
*	Calithera Biosciences Inc.	5,110	15
*	Kura Oncology Inc.	506	14
*	VYNE Therapeutics Inc.	1,857	14
*	Translate Bio Inc.	583	14
*	Meridian Bioscience Inc.	618	13
*	CorMedix Inc.	842	13
*	TCR2 Therapeutics Inc.	472	13
*	Amphastar Pharmaceuticals Inc.	700	12
*	Immunic Inc.	709	11
*	Reata Pharmaceuticals Inc. Class A	90	11
*	Abeona Therapeutics Inc.	4,527	11
*	Black Diamond Therapeutics Inc.	367	10
*	Avrobio Inc.	930	10
*	CytoSorbents Corp.	1,063	10
*	XBiotech Inc.	525	10
*	Adaptive Biotechnologies Corp.	166	9
*	PAVmed Inc.	2,157	9
*	Kiniksa Pharmaceuticals Ltd. Class A	430	9
*	Ionis Pharmaceuticals Inc.	166	9
*	Insmed Inc.	227	8
*	Aquestive Therapeutics Inc.	1,666	8
*	Applied Genetic Technologies Corp.	1,182	6
			7,408
Industrials (18.8%)
	Illinois Tool Works Inc.	2,461	498
	Eaton Corp. plc	2,643	344
	Capital One Financial Corp.	2,636	317
	Emerson Electric Co.	3,284	282
	General Dynamics Corp.	1,538	251

Deere & Co.	516	180
Accenture plc Class A	627	157
Automatic Data Processing Inc.	830	144
MSA Safety Inc.	809	130
Sonoco Products Co.	1,978	118
Norfolk Southern Corp.	439	111
Helios Technologies Inc.	1,601	105
nVent Electric plc	3,925	103
Tetra Tech Inc.	718	99
Exponent Inc.	1,003	97
Donaldson Co. Inc.	1,624	96
Johnson Controls International plc	1,657	92
* Paylocity Holding Corp.	475	91
John Bean Technologies Corp.	613	90
Littelfuse Inc.	343	89
* Donnelley Financial Solutions Inc.	3,320	86
AGCO Corp.	656	85
Nordson Corp.	421	81
UniFirst Corp.	331	80
* ASGN Inc.	860	80
Graco Inc.	1,151	80
Resources Connection Inc.	6,181	79
Regal Beloit Corp.	570	78
ArcBest Corp.	1,280	75
Apogee Enterprises Inc.	2,011	75
* Trimble Inc.	1,011	75
TTEC Holdings Inc.	887	75
Hyster-Yale Materials Handling Inc.	862	74
Crane Co.	877	74
* Aecom	1,250	72
* Cornerstone Building Brands Inc.	6,332	72
* Blue Bird Corp.	2,877	70
EnerSys	767	69
* Lydall Inc.	1,929	67
MKS Instruments Inc.	392	65
* ACI Worldwide Inc.	1,672	64
MDU Resources Group Inc.	2,276	64
Lincoln Electric Holdings Inc.	538	64
* Cross Country Healthcare Inc.	5,641	63
* Herc Holdings Inc.	712	62
CSW Industrials Inc.	494	62
Kronos Worldwide Inc.	4,291	62
* Covenant Transportation Group Inc. Class A	3,376	61
* Textainer Group Holdings Ltd.	2,344	61
* Teledyne Technologies Inc.	164	61
* Gates Industrial Corp. plc	4,031	60
Cognex Corp.	724	60
BWX Technologies Inc.	1,030	60
* DXP Enterprises Inc.	1,964	59
MAXIMUS Inc.	705	57
EMCOR Group Inc.	585	57
Valmont Industries Inc.	238	56
* MYR Group Inc.	949	56
* Thermon Group Holdings Inc.	2,648	54
Cass Information Systems Inc.	1,255	54
* Sterling Construction Co. Inc.	2,320	53
ITT Inc.	630	52

Curtiss-Wright Corp.	472	52
Myers Industries Inc.	2,355	52
Genco Shipping & Trading Ltd.	4,950	52
Simpson Manufacturing Co. Inc.	533	52
Ennis Inc.	2,570	51
Griffon Corp.	2,021	50
* FARO Technologies Inc.	522	49
Air Lease Corp. Class A	1,026	47
REV Group Inc.	3,773	47
* Modine Manufacturing Co.	3,372	47
* Great Lakes Dredge & Dock Corp.	3,042	46
Columbus McKinnon Corp.	908	46
* AerCap Holdings NV	943	45
* Mercury Systems Inc.	690	45
Chase Corp.	414	45
* Construction Partners Inc. Class A	1,538	44
RPM International Inc.	545	43
Toro Co.	415	42
* Axon Enterprise Inc.	251	42
* Sykes Enterprises Inc.	989	40
* CBIZ Inc.	1,337	40
* Vectrus Inc.	723	39
CAI International Inc.	893	39
Wabash National Corp.	2,365	39
HEICO Corp. Class A	334	39
* Ducommun Inc.	704	38
Primoris Services Corp.	1,142	38
* Team Inc.	3,427	38
* BlueLinx Holdings Inc.	936	38
* Sensata Technologies Holding plc	648	37
* Gibraltar Industries Inc.	419	37
Franklin Electric Co. Inc.	487	37
* Astronics Corp.	2,303	36
Raven Industries Inc.	920	36
AAON Inc.	465	36
Northrop Grumman Corp.	122	36
Astec Industries Inc.	519	35
Xylem Inc.	349	35
Quanex Building Products Corp.	1,428	35
Encore Wire Corp.	522	34
Matson Inc.	493	34
* ShotSpotter Inc.	805	34
* TriMas Corp.	978	33
EnPro Industries Inc.	407	33
Douglas Dynamics Inc.	678	33
Marten Transport Ltd.	2,018	33
Hubbell Inc. Class B	179	32
Textron Inc.	605	30
* RR Donnelley & Sons Co.	8,741	30
Landstar System Inc.	183	29
ESCO Technologies Inc.	274	29
Pentair plc	513	29
Tennant Co.	373	28
* US Xpress Enterprises Inc. Class A	2,999	28
Kadant Inc.	159	28
Kforce Inc.	527	27
* BrightView Holdings Inc.	1,684	27

ManpowerGroup Inc.	279	26
* Huron Consulting Group Inc.	506	26
* Vivint Smart Home Inc.	1,514	26
Standex International Corp.	260	25
McGrath RentCorp	321	25
* Napco Security Technologies Inc.	774	24
Watsco Inc.	98	24
* Echo Global Logistics Inc.	816	23
Eagle Materials Inc.	172	22
* Willdan Group Inc.	486	21
* Manitowoc Co. Inc.	1,305	21
* I3 Verticals Inc. Class A	632	21
Carlisle Cos. Inc.	143	21
* PAE Inc.	2,477	20
DuPont de Nemours Inc.	281	20
* Energy Recovery Inc.	1,078	19
* Air Transport Services Group Inc.	691	18
International Seaways Inc.	1,053	18
* ExlService Holdings Inc.	212	18
Powell Industries Inc.	535	17
Sealed Air Corp.	381	16
* Franklin Covey Co.	614	16
Woodward Inc.	134	15
Heidrick & Struggles International Inc.	417	15
Barrett Business Services Inc.	203	14
Luxfer Holdings plc	752	14
Eneti Inc.	707	14
Flowserve Corp.	371	14
Advanced Drainage Systems Inc.	124	14
* CIRCOR International Inc.	363	13
Park Aerospace Corp.	917	13
Acuity Brands Inc.	98	12
Mueller Water Products Inc. Class A	893	12
* TopBuild Corp.	57	11
Brink's Co.	133	10
Armstrong World Industries Inc.	119	10
* Kirby Corp.	160	10
Enerpac Tool Group Corp. Class A	394	10
* Kelly Services Inc. Class A	466	10
Kaman Corp.	195	9
		9,091
Other (0.0%)
* BM Technologies Inc.	367	4

Real Estate (8.1%)
Public Storage	1,671	391
Prologis Inc.	2,871	284
SBA Communications Corp. Class A	837	214
* CoStar Group Inc.	209	172
Equinix Inc.	201	130
Crown Castle International Corp.	824	128
Urstadt Biddle Properties Inc. Class A	7,343	118
JBG SMITH Properties	3,519	112
Franklin Street Properties Corp.	18,287	91
St. Joe Co.	1,770	89
Rayonier Inc.	2,625	86
First Industrial Realty Trust Inc.	1,897	81

Terreno Realty Corp.	1,387	78
* Hersha Hospitality Trust Class A	6,967	77
* Cushman & Wakefield plc	4,831	75
Newmark Group Inc. Class A	6,756	68
Healthcare Realty Trust Inc.	2,312	67
Cousins Properties Inc.	1,871	63
Corporate Office Properties Trust	2,413	63
American Finance Trust Inc.	6,917	61
Whitestone REIT	6,388	60
Rexford Industrial Realty Inc.	1,227	59
Lamar Advertising Co. Class A	674	58
Mid-America Apartment Communities Inc.	428	58
CatchMark Timber Trust Inc. Class A	5,600	57
EastGroup Properties Inc.	400	54
Universal Health Realty Income Trust	734	45
Sabra Health Care REIT Inc.	2,570	44
Alexander's Inc.	159	43
New Senior Investment Group Inc.	7,009	43
UMH Properties Inc.	2,447	42
Kite Realty Group Trust	2,157	41
PS Business Parks Inc.	280	41
Spirit Realty Capital Inc.	935	40
Global Medical REIT Inc.	2,857	38
RMR Group Inc. Class A	938	38
RPT Realty	3,426	38
* CBRE Group Inc. Class A	482	36
Equity Commonwealth	1,158	33
Highwoods Properties Inc.	804	32
Duke Realty Corp.	810	32
Preferred Apartment Communities Inc. Class A	3,839	32
Armada Hoffler Properties Inc.	2,437	31
Gaming and Leisure Properties Inc.	702	31
Life Storage Inc.	364	31
Alexander & Baldwin Inc.	1,736	30
Getty Realty Corp.	1,054	29
American Homes 4 Rent Class A	931	29
CubeSmart	767	28
Community Healthcare Trust Inc.	619	27
Plymouth Industrial REIT Inc.	1,755	26
Bluerock Residential Growth REIT Inc.	2,385	26
* Marcus & Millichap Inc.	638	24
Centerspace	348	24
American Campus Communities Inc.	558	23
Saul Centers Inc.	637	23
CorePoint Lodging I nc.	2,466	22
CoreSite Realty Corp.	177	22
Independence Realty Trust Inc.	1,376	19
Gladstone Commercial Corp.	800	15
NexPoint Residential Trust Inc.	341	14
Douglas Emmett Inc.	334	11
Camden Property Trust	93	10
CorEnergy Infrastructure Trust Inc.	1,163	9
		3,916
Technology (7.9%)
Amphenol Corp. Class A	2,643	332
Roper Technologies Inc.	774	292
* Synopsys Inc.	922	226

Cognizant Technology Solutions Corp. Class A	1,909	140
Analog Devices Inc.	869	135
TE Connectivity Ltd.	962	125
* Silicon Laboratories Inc.	696	108
Pegasystems Inc.	810	107
* Novanta Inc.	743	98
* Agilysys Inc.	1,611	96
* Cohu Inc.	1,952	85
* Manhattan Associates Inc.	677	83
National Instruments Corp.	1,629	72
Monolithic Power Systems Inc.	177	66
* CEVA Inc.	1,028	63
* Digimarc Corp.	1,576	58
* Avid Technology Inc.	2,957	57
QAD Inc. Class A	870	56
* Black Knight Inc.	715	55
* EPAM Systems Inc.	143	53
American Software Inc. Class A	2,600	53
SYNNEX Corp.	556	50
PC Connection Inc.	1,069	49
Amkor Technology Inc.	2,017	48
* Ceridian HCM Holding Inc.	536	48
* A10 Networks Inc.	4,642	43
Simulations Plus Inc.	597	43
* Arrow Electronics Inc.	427	43
* Axcelis Technologies Inc.	1,160	43
CTS Corp.	1,242	40
* OneSpan Inc.	1,698	40
Science Applications International Corp.	444	38
Hackett Group Inc.	2,384	37
Computer Programs and Systems Inc.	1,175	37
* NCR Corp.	1,063	37
* MaxLinear Inc.	928	37
VirnetX Holding Corp.	5,099	36
CMC Materials Inc.	204	35
* Tucows Inc. Class A	438	35
* Blackbaud Inc.	493	34
* Aspen Technology Inc.	224	34
* Arlo Technologies Inc.	4,682	33
* Intelligent Systems Corp.	818	33
* Veeco Instruments Inc.	1,462	31
KLA Corp.	98	31
* PDF Solutions Inc.	1,614	30
CDK Global Inc.	590	30
* Qualys Inc.	298	29
Brooks Automation Inc.	341	28
Jabil Inc.	637	28
* nLight Inc.	714	27
* ScanSource Inc.	949	27
* Envestnet Inc.	417	27
* comScore Inc.	6,906	25
* IPG Photonics Corp.	110	25
* eGain Corp.	2,126	25
* LiveRamp Holdings Inc.	383	24
Entegris Inc.	219	23
* Mitek Systems Inc.	1,463	22
* Photronics Inc.	1,838	22

* Verint Systems Inc.	431	21
* FormFactor Inc.	455	21
* Forrester Research Inc.	448	20
Methode Electronics Inc.	492	19
* Beyond Air Inc.	2,858	17
* ePlus Inc.	173	16
* SecureWorks Corp. Class A	1,027	15
Avnet Inc.	346	13
		3,829
Telecommunications (2.1%)
Loral Space & Communications Inc.	1,821	81
* ORBCOMM Inc.	10,246	78
L3Harris Technologies Inc.	363	66
Cogent Communications Holdings Inc.	1,042	62
* Liberty Broadband Corp. Class C	403	60
* Liberty Broadband Corp. Class A	412	60
* Iridium Communications Inc.	1,497	57
* WideOpenWest Inc.	3,972	56
Cable One Inc.	26	50
* Harmonic Inc.	6,220	48
* Ooma Inc.	2,639	42
* Ribbon Communications Inc.	4,419	38
ADTRAN Inc.	2,139	36
* Liberty Latin America Ltd. Class A	3,244	36
Ubiquiti Inc.	111	36
* Digi International Inc.	1,456	34
* CalAmp Corp.	2,867	32
ATN International Inc.	583	28
* Consolidated Communications Holdings Inc.	4,521	24
* United States Cellular Corp.	683	20
Shenandoah Telecommunications Co.	411	18
* Casa Systems Inc.	2,102	17
* Cambium Networks Corp.	233	10
* Anterix Inc.	210	9
		998
Utilities (7.9%)
WEC Energy Group Inc.	6,340	511
Eversource Energy	5,626	447
Waste Management Inc.	3,596	399
Xcel Energy Inc.	6,167	361
Southern Co.	6,159	349
Sempra Energy	2,082	241
Spire Inc.	2,420	161
Dominion Energy Inc.	2,331	159
ONE Gas Inc.	2,139	143
American States Water Co.	1,861	136
Hawaiian Electric Industries Inc.	3,007	105
New Jersey Resources Corp.	2,513	99
Exelon Corp.	2,530	98
NorthWestern Corp.	1,454	85
Black Hills Corp.	1,138	67
IDACORP Inc.	725	63
ALLETE Inc.	963	60
Southwest Gas Holdings Inc.	922	57
* Clean Harbors Inc.	585	50
UGI Corp.	1,205	46

Middlesex Water Co.		637	44
* Stericycle Inc.		520	34
National Fuel Gas Co.		586	27
SJW Group		336	21
Portland General Electric Co.		476	20
Chesapeake Utilities Corp.		178	19
OGE Energy Corp.		639	19
American Electric Power Co. Inc.		197	15
			3,836
Total Common Stocks (Cost $37,899)			47,953
	Coupon
Preferred Stocks (0.0%)
Qurate Retail Inc. Pfd. (Cost $—)	8.000%	1	—
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund (Cost $221)	0.099%	2,208	221
Total Investments (99.9%) (Cost $38,120)			48,174
Other Asset and Liabilities-Net (0.1%)			64
Net Assets (100%)			48,238
Cost is in $000.

* Non-income-producing security.
1 Security value determined using significant unobservable inputs.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

Micro E-mini S&P 500 Index	March 2021	10	190	7

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 28, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	47,934	4	15	47,953
Preferred Stocks	—	—	—	—
Temporary Cash Investments	221	—	—	221
Total	48,155	4	15	48,174
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.